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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03907

                      The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      3435 Stelzer Road, Columbus, OH                   43219
--------------------------------------------------------------------------------
                     (Address of principal executive offices)         (Zip code)

                BISYS Fund Services 3435 Stelzer Road, Columbus, OH,    43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-847-5886

Date of fiscal year end:  February 28, 2005

Date of reporting period: November 30, 2004

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

                      THE EMPIRE BUILDER TAX FREE BOND FUND
                   Portfolio of Investments - November 30,2004
                                   (Unaudited)

 Credit                                                Principal      Fair Value
Ratings**   Municipal Securities  (100.1%)              Amount         (Note 2)
--------------------------------------------------------------------------------
            New York City (14.8%)
Aaa/AAA     New York City, General Obligation,
              Series B, 5.25%, 8/1/2017,
              Callable 8/1/2007 @ 101, (AMBAC)       $    750,000     $  805,343
A2/AAA      New York City, General Obligation,
              Series B, 5.125%, 8/1/2019, Callable
              8/1/2010 @ 101, (FGIC)                    2,000,000      2,126,760
Aaa/AAA     New York City, General Obligation,
              Series B, 5.375%, 8/1/2022, Callable
              8/1/2007 @ 101, (MBIA)                    1,250,000      1,346,225
Aaa/AAA     New York City, Health & Hospital
              Corporation, Health System Revenue,
              Series A, 5.50%, 2/15/2018, Callable
              2/15/2012 @ 100, (FSA)                    1,000,000      1,100,860
Aaa/AAA     New York City Municipal Water Finance
              Authority, Water & Sewer System
              Revenue, 6.125%, 6/15/2020
              Prerefunded 6/15/2005 @ 101               1,000,000      1,031,820
Aaa/Aaa     New York City Municipal Water
              Finance Authority, Water & Sewer
              System Revenue, Series B, 4.50%,
              6/15/2029, Callable, 12/15/2014
              @ 100 (AMBAC)                             1,500,000      1,429,275
Aaa/AAA     New York City, General Obligation,
              Series B2, Variable Rate 1.64%*,
              8/15/2009, Non Callable, (MBIA)           4,170,000      4,170,000
Aaa/AAA     New York City, General Obligation,
              Variable Rate, 1.64%*,
              8/15/2011, Non Callable, (MBIA)           4,245,000      4,245,000
                                                                    ------------
            Total New York City                                       16,255,283
                                                                    ------------
            New York State Agencies (58.9%)
            Long Island Power Authority (5.3%)
Baa1/A-     Long Island Power Authority,
              Electric Systems Revenue,
              Series B, 3.00%, 12/1/2004,
              Non Callable                             4,445,000       4,445,129
Aaa/AAA     Long Island Power Authority,
              Electric Systems Revenue,
              Series A, 5.50%, 12/1/2012,
              Non Callable, (FSA)                      1,210,000       1,386,563
                                                                    ------------
            Total Long Island Power Authority                          5,831,692
                                                                    ------------
            New York State Dormitory
              Authority (28.4%)
A3/AA-      Albany County Airport Project,
              State Service Contract, 5.25%,
              4/1/2013, Callable 4/1/2008 @ 101        1,200,000       1,278,396
NR/AAA      Albany County Airport Project,
              State Service Contract, 5.25%,
              4/1/2017, Callable 4/1/2008
              @ 101 (MBIA)                             1,000,000       1,064,360
Aaa/AAA     Albany County Hospital Project,
              State Service Contract, 2.00%,
              8/15/2006, Non Callable, (FHA)(FSA)      1,250,000       1,239,063
Aaa/Aaa     Albany County Hospital Project,
              State Service Contract, 5.00%,
              8/15/2025, Callable 8/15/2014 @ 100,
              (FHA)(FSA)                                 500,000         513,505
Aaa/AAA     Augustana Lutheran Home for the
              Aged, Series A, 5.50%, 8/1/2020,
              Callable 8/1/2010 @ 101, (FHA)(MBIA)       920,000       1,000,491
Aaa/AAA     Augustana Lutheran Home for the
              Aged, Series A, 5.50%, 8/1/2030,
              Callable 8/1/2010 @ 101, (FHA)(MBIA)       750,000         795,210
Aaa/AAA     Columbia University, Series B, 5.375%,
              7/1/2018, Callable 7/1/2012 @ 100          500,000         554,890
Aaa/AAA     Columbia University, Series B, 5.375%,
              7/1/2019, Callable 7/1/2012 @ 100        1,000,000       1,104,910
Aaa/AAA     Columbia University, Series B, 5.375%,
              7/1/2020, Callable 7/1/2012 @ 100        1,000,000       1,100,070
NR/AA-      Ellis Hospital 4.75%, 2/15/2032,
              Callable 8/15/2014 @ 100, (FHA)          1,100,000       1,070,443

Aaa/AAA     Lutheran Medical Center, 5.00%,
              8/1/2016, Callable 2/1/2013 @ 100,
              (MBIA)                                     985,000       1,059,348
Aaa/AAA     New York Medical College, 5.25%,
              7/1/2013, Callable 7/1/2008 @ 101,
              (MBIA)                                   1,015,000       1,094,200
Aaa/AAA     New York University, Series 2, 5.50%,
              7/1/2018, Callable 7/1/2011 @ 100,
              (AMBAC)                                    500,000         553,025
NR/AAA      Park Ridge Housing, Inc., 6.375%,
              8/1/2020, Callable 8/1/2010 @ 101,
              (FNMA)                                   1,000,000       1,130,980
NR/AAA      Park Ridge Housing, Inc., 6.50%,
              8/1/2025, Callable 8/1/2010 @ 101,
              (FNMA)                                   1,470,000       1,659,013
Aaa/NR      Rochester Institute of Technology,
              Series A, 5.25%, 7/1/2016, Callable
              7/1/2012 @ 100, (AMBAC)                  2,045,000       2,230,154
Aaa/NR      Rochester Institute of Technology,
              Series A, 5.25%, 7/1/2017, Callable
              7/1/2012 @ 100, (AMBAC)                  2,155,000       2,329,533
Aaa/AAA     School Districts Financing,
              Series C, 5.25%, 4/1/2021,
              Callable 10/1/2012 @ 100, (MBIA)         1,300,000       1,397,370
Aaa/AAA     Special Acts School Districts Program,
              6.00%, 7/1/2019, Callable 7/1/2005
              @ 102, (MBIA)                            3,540,000       3,686,840
NR/AAA      State University, 5.375%, 7/1/2021
              Callable 7/1/2008 @ 102, (MBIA)            865,000         942,132
NR/AAA      State University, 5.375%, 7/1/2021
              Prerefunded 7/1/2008 @ 102, (MBIA)         325,000         363,324
Aaa/AAA     Upstate Community Colleges, Series A,
              6.00%, 7/1/2019, Callable 7/1/2010
              @ 101, (FSA)                             1,000,000       1,140,440
Aaa/AAA     Upstate Community Colleges, Series A,
              6.00%, 7/1/2020, Callable 7/1/2010
              @ 101, (FSA)                               845,000         964,137
NR/AAA      Westchester County, Court Facilities,
              5.25%, 8/1/2018, Callable 2/1/2009
              @ 101, (MBIA)                            2,800,000       2,969,820
                                                                    ------------
            Total New York State Dormitory Authority                  31,241,654
                                                                    ------------
            New York State Energy, Research
              & Development  (0.9%)
            Western New York State Nuclear Service
              Center, Series PJ,
Aaa/AAA       5.40%, 4/1/2005, Non Callable, (CAPMAC)  1,020,000       1,031,332
                                                                    ------------
            New York State Environmental Facilities
              Corp.  (1.5%)
Aaa/AAA     State Water Pollution Control Revenue,
              Revolving Fund, Pooled Loan, 5.90%,
              1/15/2018, Prerefunded 1/15/2006
              @ 102 (POL CTL-SRF)                        785,000         833,521
Aaa/AAA     State Water Pollution Control Revenue,
              Revolving Fund, Pooled Loan, 5.90%,
              1/15/2018, Callable 1/15/2006 @ 102
              (POL CTL-SRF)                              725,000         766,891
                                                                    ------------
            Total New York State Environmental
              Facilities Corporation                                   1,600,412
                                                                    ------------
            New York State Medical Care Facilities
              Finance Agency  (1.0%)
Aaa/AAA     Hospital & Nursing Home, St. Vincent's
              Hospital Project, 6.20%, 2/15/2021,
              Callable 2/15/2005 @ 101 (AMBAC)(FHA)    1,060,000       1,080,490
                                                                    ------------
            New York State Metropolitan Transit
              Authority  (14.3%)
A3/AA-      Metropolitan Transportation Authority
              Revenue, State Service Contract,
              Series B, 5.00%, 7/1/2005, Non Callable  3,000,000       3,049,830
Aaa/AAA     Metropolitan Transportation Authority
              Revenue, Transportation Revenue,
              Series A, 5.00%, 11/15/2006, Non
              Callable, (FSA)                         12,000,000      12,656,640
                                                                    ------------
            Total New York State Metropolitan
              Transit Authority                                       15,706,470
                                                                    ------------
            New York State Thruway Authority  (5.4%)
Aaa/AAA     Highway & Bridge Trust Fund Bonds,
              Series A, 5.25%, 4/1/2006,
              Non Callable, (FGIC)                     1,500,000       1,561,110
Aaa/AAA     Highway & Bridge Trust Fund Bonds,
              Series A, 5.50%, 4/1/2014, Callable
              4/1/2011 @ 101, (FGIC)                   1,500,000       1,672,785
Aaa/AAA     Highway & Bridge Trust Fund Bonds,
              Series A, 5.25%, 4/1/2017, Callable
              10/1/2011 @ 100, (MBIA)                  2,500,000       2,692,700
                                                                    ------------
            Total New York State Thruway Authority                     5,926,595
                                                                    ------------

            New York State Urban Development
              Corporation  (2.1%)
A3/AA-      Empire State Development Corporation,
              University Facilities Grants, 6.00%,
              1/1/2009, Non Callable                     905,000       1,009,555
A3/AA-      Community Enhancement Facilities,
              Series A, 5.00%, 4/1/2005, Non Callable  1,270,000       1,282,458
                                                                    ------------
            Total New York State Urban
              Development Corporation                                  2,292,013
                                                                    ------------
            Total New York State Agencies                             64,710,658
                                                                    ------------
            Other New York State Bonds (21.9%)
Aaa/AAA     Albany County, Airport Authority,
              Airport Revenue Series A, 4.00%,
              12/15/2004, Non Callable, (FSA)            460,000         460,389
A3/NR       Albany Housing Authority, Limited
              Obligation, 6.25%, 10/1/2012,
              Callable 10/1/2005 @ 102                 1,000,000       1,045,840
Aaa/AAA     Attica, Central School District,
              General Obligation, 3.125%,
              6/15/2005, Non Callable, (FGIC)            425,000         427,635
Aaa/NR      Binghamton, General Obligation, 2.50%,
              3/15/2005, Non Callable, (FSA)             510,000         510,893
Aaa/AAA     Buffalo Municipal Water Finance
              Autority, Water System Revenue,
              5.75%, 7/1/2019, Callable
              7/1/2005 @ 102, (FGIC)                     500,000         520,030
Aaa/AAA     Buffalo, Sewer System Revenue
              Authority, Series I, 4.00%,
              7/1/2005, Non Callable, (FSA)            1,000,000       1,011,589
Aaa/NR      Chittenango, Central School District,
              General Obligation, 3.00%,
              6/15/2005, Non Callable, (FSA)             510,000         512,825
Aaa/NR      Corning, City School District,
              General Obligation, 5.00%,
              6/15/2012, Non Callable, (FSA)           1,000,000       1,102,040
Aaa/NR      Corning, City School District,
              General Obligation, 5.00%,
              6/15/2013, Callable 6/15/2012 @ 100,
              (FSA)                                      970,000       1,059,560
Aaa/NR      Corning, City School District,
              General Obligation, 5.00%,
              6/15/2014, Callable 6/15/2012
              @ 100, (FSA)                               600,000         653,334
Aaa/AAA     Evans, General Obligation, 6.80%,
              4/15/2012, Non Callable, (AMBAC)           225,000         272,835
Aaa/AAA     Evans, General Obligation, 6.80%,
              4/15/2013, Non Callable, (AMBAC)           225,000         274,966
Aaa/NR      Fayetteville Manlius, Central School
              District, General Obligation,
              5.00%,  6/15/2016, Callable 6/15/2012
              @ 101, (FGIC)                              375,000         404,501
Aaa/NR      Ilion, Central School District, General
              Obligation, Series B, 5.50%, 6/15/2015,
              Callable 6/15/2012 @ 101, (FGIC)           550,000         621,060
Aaa/NR      Ilion, Central School District, General
              Obligation, Series B, 5.50%, 6/15/2016,
              Callable 6/15/2012 @ 101, (FGIC)           500,000         558,990
Aaa/NR      Mount Pleasant New York General
              Obligation, 2.00%, 5/1/2005, Non
              Callable, (MBIA)                           550,000         550,127
Aaa/AAA     Mount Sinai Union Free School District,
              General Obligation, 6.20%, 2/15/2012,
              Non Callable, (AMBAC)                    1,065,000       1,246,551
Aaa/AAA     Niagara Falls Public Water Authority,
              Water & Sewer System Revenue, Series
              A, 5.50%, 7/15/2028, Callable
              7/15/2006 @ 100, (MBIA)                  1,000,000       1,048,030
Aaa/AAA     North Hempstead, General Obligation,
              Series B 6.375%, 4/1/2009,
              Non Callable, (FGIC)                       570,000         648,250
Aaa/AAA     North Hempstead, General Obligation,
              Series B 6.40%, 4/1/2010, Non
              Callable, (FGIC)                           560,000         646,811
NR/AAA      Oneida County Industrial Development
              Agency Mohawk Valley Network, St.
              Luke's Memorial Hospital, 5.00%,
              1/1/2013, Callable 1/1/2008 @ 101,
              (FSA)                                    2,000,000       2,105,339
Aaa/NR      Oyster Bay, General Obligation,
              5.00%, 3/15/2011, Non Callable,
              (FSA)                                      430,000         471,413
Aaa/NR      Poughkeepsie Town, General Obligation,
              Series B, 2.00%, 12/15/2004,
              Non Callable, (MBIA)                       635,000         635,087
Aaa/NR      Poughkeepsie Town, General Obligation,
              Series B, 2.00%, 12/15/2005, Non
              Callable, (MBIA)                           610,000         609,872
Aaa/NR      Southern Cayuga, Central School District,
              General Obligation, 5.00%, 5/15/2014,
              Callable 5/15/2012 @ 100, (FSA)            400,000         435,212
Aaa/AAA     Suffolk County, General Obligation,
              Series C, 5.00%, 9/15/2015, Callable
              9/15/2008 @ 101, (FGIC)                    965,000       1,026,413
Aaa/AAA     Suffolk County, General Obligation,
              Series C, 5.00%, 9/15/2016, Callable
              9/15/2008 @ 101, (FGIC)                    550,000         582,786

Aaa/AAA     Suffolk County, General Obligation,
              Series C, 5.00%, 9/15/2017, Callable
              9/15/2008 @ 101, (FGIC)                    480,000         507,216
Aaa/AAA     Suffolk County, General Obligation,
              Series D, 5.00%, 11/1/2015, Callable
              11/1/2008 @ 101, (FGIC)                  1,125,000       1,198,519
Aaa/AAA     Suffolk County, General Obligation,
              Series D, 5.00%, 11/1/2016, Callable
              11/1/2008 @ 101, (FGIC)                  1,110,000       1,177,932
Aaa/AAA     Warren & Washington Counties Industrial
              Development Agency, Civic Facilities
              Revenue, Glen Falls Hospital Project,
              Series B, 2.50%, 12/1/2004, Non
              Callable, (FSA)                          1,845,000       1,845,039
                                                                    ------------
            Total Other New York State Bonds                          24,171,084
                                                                    ------------
            Puerto Rico  (4.5%)
Baa1/A-     Puerto Rico Commonwealth, General
              Obligation, 5.00%, 7/1/2030, Mandatory
              Put 7/1/2012 @ 100                       1,000,000       1,066,130
Aaa/Aaa     Puerto Rico Electric Power Authority
              Revenue, Series W, 6.50%,  7/1/2005,
              Non Callable, (MBIA)                       750,000         769,103
A3/A-       Puerto Rico Electric Power Authority
              Revenue, Series OO, 4.00%, 7/1/2006,
              Non Callable                               500,000         512,855
Aaa/AAA     Puerto Rico Municipal Finance Agency
              Revenue, Series A, 4.25%, 8/1/2005,
              Non Callable, (FSA)                      2,195,000       2,227,222
Aaa/AAA     Puerto Rico Municipal Finance Agency
              General Obligation, Series B, 5.00%,
              8/1/2005, Non Callable, (FSA)              400,000         407,832
                                                                    ------------
            Total Puerto Rico                                          4,983,142
                                                                    ------------
            Total Municipal Securities
              (Cost $106,244,710)                                    110,120,167
                                                                    ------------

            Short Term Investments  (0.0%)
            Dreyfus New York Municipal
              Cash Management Fund                        10,000          10,000
                                                                    ------------
            Total Short Term Investments
              (Cost $ 10,000)                                             10,000
                                                                    ------------
            Total Investments (Cost $106,254,710)
              (a) - 100.1%                                           110,130,167
                                                                    ------------

Percentages noted above are based on net assets of $110,012,975.

            ----------
            (a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation as follows:

                  Unrealized appreciation                         $ 4,069,516
                  Unrealized depreciation                            (194,059)
                                                                  -----------
                  Net unrealized appreciation                     $ 3,875,457
                                                                  ===========

            * The rate reflected is the rate in effect November 30, 2004. The Maturity date reflected is the final maturity date.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                    Unaudited

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation.

              Moody's      Standard & Poor's
                Aaa               AAA         Instrument judged to be of the
                                              highest quality and carrying the
                                              smallest amount of investment
                                              risk.
                Aa                AA          Instrument judged to be of high
                                              quality by all standards.
                A                 A           Instrument judged to be adequate
                                              quality by all standards.
                Baa               BBB         Instrument judged to be moderate
                                              quality by all standards.
                NR                NR          Not Rated.  In the opinion of the
                                              Investment Adviser, instrument
                                              judged to be of comparable
                                              investment quality to rated
                                              securities which may be purchased
                                              by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC                      Insured as to principal and interest by the American
                           Municipal Bond Assurance Corporation.
CAPMAC                     Insured as to principal and interest by Capital
                           Markets Assurance Corporation.
FGIC                       Insured as to principal and interest by the Financial
                           Guarantee Insurance Corporation.
FHA                        Insured by the Federal Housing Administration.
FNMA                       Insured by the Federal National Mortgage Association.
FSA                        Insured as to principal and interest by Financial
                           Security Assurance.
MBIA                       Insured as to principal and interest by the Municipal
                           Bond Insurance Association.
POL CTL-SRF                Insured as to principal and interest by the Pollution
                           Control State Revenue Fund.

  The accompanying notes are an integral part of the Portfolio of Investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                   Notes to Schedule of Portfolio Investments
                                November 30, 2004
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its' Schedule of Investments (the "Schedule"). The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

      Estimates and assumptions are required to be made in the preparation of the Schedule. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

     Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Officers

                      THE EMPIRE BUILDER TAX FREE BOND FUND
of the Fund and Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           The Empire Builder Tax Free Bond Fund

By (Signature and Title)*  /s/ Seth M. Glickenhaus, President
                           -------------------------------------
                           Seth M. Glickenhaus, President
Date 1/18/2005
--------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Seth M. Glickenhaus, President
                           -------------------------------------
                           Seth M. Glickenhaus, President
Date 1/18/2005
--------------

By (Signature and Title)*  /s/ Troy A. Sheets, Treasurer
                           -------------------------------------
                           Troy A. Sheets, Treasurer
Date 1/18/2005
--------------

* Print the name and title of each signing officer under his or her signature.